Issued Capital and Reserves - Additional Information (Details) $ / shares in Units, $ in Thousands				4 Months Ended		12 Months Ended
	Jan. 12, 2021 CNY (¥)	Jan. 12, 2021 USD ($) $ / shares shares	Mar. 04, 2020 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 $ / shares	Feb. 29, 2020 CNY (¥) shares
Issued capital and reserves [Line Items]
Issued capital | ¥			¥ 12,999,997,000	¥ 194,000		¥ 194,000	¥ 162,000			¥ 284,000,000,000
Percentage of equity interests acquired										100.00%
Issuance costs | ¥			¥ 557,000
Minimum percentage of after tax profit to be kept as statutory reserve				10.00%		10.00%
Percentage at which rights to discontinue allocations to statutory reserve				50.00%		50.00%
Restricted amount included in statutory reserve fund | ¥				¥ 9,420,000		¥ 9,420,000	9,213,000
Consideration Paid For Treasury Share | ¥				¥ 1,274,000
Par value per share | $ / shares									$ 0.001
Proceeds from issue of ordinary shares | ¥						¥ 292,958,000	¥ 90,406,000	¥ 0
Number of shares authorised				50,000,000		50,000,000
Initial Public Offering [Member]
Issued capital and reserves [Line Items]
Issuance costs	¥ 36,282,000	$ 5,600
Treasury shares [member]
Issued capital and reserves [Line Items]
Consideration Paid For Treasury Share | $					$ 199,000
Repurchase Of Treasury Share				49,609	49,609
Class A Ordinary Shares [Member]
Issued capital and reserves [Line Items]
Shares issued			1,499,423							4,856,273
Number of shares outstanding				21,285,625		21,285,625	16,285,625
Number of shares authorised				41,718,902		41,718,902
Voting rights entitled per share						one vote
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Issued capital and reserves [Line Items]
Shares issued		5,000,000
Par value per share | $ / shares		$ 10
Proceeds from issue of ordinary shares	¥ 323,730,000	$ 50,000
Class A Ordinary Shares [Member] | Treasury shares [member]
Issued capital and reserves [Line Items]
Number of shares outstanding				49,609		49,609
Class B Ordinary Shares [Member]
Issued capital and reserves [Line Items]
Number of shares outstanding				8,281,098		8,281,098	8,281,098
Number of shares authorised				8,281,098		8,281,098
Voting rights entitled per share						ten votes